Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,980,000
Previously Paid Amount	0.00
Total Fee Amount	1,930.64
Total Offset Amount	0.00
Net Fee	1,930.64
Narrative - Max Aggregate Offering Price	$ 13,980,000
Final Prospectus	true